Prepayment for Acquisition (Details) ¥ in Millions, $ in Millions	Sep. 26, 2022 USD ($)	Sep. 26, 2022 CNY (¥)
Prepayment for Acquisition (Details) [Line Items]
Price amount | $	$ 10.1
Prepaid amount	$ 3.5	¥ 25
Yunnan Faxi [Member]
Prepayment for Acquisition (Details) [Line Items]
Ownership percentage	51.00%	51.00%
Price amount | ¥		¥ 72